Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 224,190	$ 105,235
Restricted cash and short-term deposits	183,525	228,202
Trade accounts receivable	3,567	4,474
Prepaid expenses and other assets	7,330	24,753
Inventories	7,257	8,650
Assets held-for-sale	271,307	267,034
Total current assets	697,176	638,348
Long-term assets
Restricted cash	232,335	180,361
Investments in affiliates	648,780	541,565
Cost method investment	7,347	7,347
Newbuildings	0	13,561
Asset under development	731,993	501,022
Vessels and equipment, net	1,883,066	2,336,144
Other non-current assets	56,214	50,850
Total assets	4,256,911	4,269,198
Current liabilities
Current portion of long-term debt and short-term debt	451,454	491,398
Trade accounts payable	23,790	53,281
Accrued expenses	75,081	53,333
Amounts due to related parties	135,668	7,128
Other current liabilities	78,983	148,077
Liabilities held-for-sale	209,296	201,213
Total current liabilities	974,272	954,430
Long-term liabilities
Long-term debt	1,320,599	1,344,509
Other long-term liabilities	52,214	54,080
Total liabilities	2,347,085	2,353,019
Commitments and Contingencies
EQUITY
Share capital 101,080,673 common shares of $1.00 each issued and outstanding (2015: 93,546,663)	101,081	93,547
Treasury shares	(20,483)	(12,269)
Additional paid-in capital	1,488,556	1,317,806
Contributed surplus	200,000	200,000
Accumulated other comprehensive loss	(9,542)	(12,592)
Retained earnings	103,650	308,874
Total stockholders' equity	1,863,262	1,895,366
Non-controlling interests	46,564	20,813
Total equity	1,909,826	1,916,179
Total liabilities and equity	$ 4,256,911	$ 4,269,198